Investments (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross Investment Income, Operating	$ 820	$ 538	$ 416
Investment Income, Investment Expense	(58)	(21)	(40)
Net Investment Income	762	517	376
Debt Securities [Member]
Gross Investment Income, Operating	368	321	363
Cash and Cash Equivalents [Member]
Gross Investment Income, Operating	$ 452	$ 217	$ 53